SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of total segment profit to the company's (loss) income before applicable income taxes
Total segment profit	$ 189,846	$ 157,300	$ 349,670	$ 290,311	$ 218,591	$ 628,769	$ 467,719
Less: Other operating costs	(40,417)	(34,980)	(79,426)	(72,720)	(48,275)	(143,420)	(124,383)
Less: General and administrative	(29,190)	(28,224)	(57,787)	(49,607)	(38,058)	(86,870)	(58,091)
Less: Depreciation and amortization	(39,667)	(39,001)	(78,562)	(75,701)	(49,885)	(155,326)	(110,964)
Less: Interest expense - net	(10,169)	(28,952)	(34,619)	(59,573)	(58,877)	(111,535)	(116,020)
Less: Non-operating expenses	(836)	(13,799)	(92,672)	(13,799)	(9,100)	(14,499)	(4,300)
Income before applicable income taxes	$ 69,567	$ 12,344	$ 6,604	$ 18,911	$ 14,396	$ 117,119	$ 53,961